SUMMARIZES THE CHANGES TO THE PREVIOUSLY ISSUED FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
Accounts receivable	$ 1,173,383		$ 1,024,831	$ 862,597
Goodwill-Closing balance as of December 31, 2020	29,249,285		10,050,277	8,761,725	$ 8,045,263	$ 8,548,608
Earn-out liability-Closing balance as of December 31, 2020	446,538		516,023	2,931,418
Common stock issuable				340,000
Additional paid-in-capital	34,396,104	25,992,263	26,451,187	11,559,239
Accumulated Deficit	(24,118,145)	(12,973,606)	(33,458,145)	(12,359,680)
Commission income	4,235,781	2,323,730	9,710,334	7,297,146
Accumulated Deficit-Closing balance as of December 31, 2019				(8,678,290)
Total assets	51,268,826		27,675,563	18,044,687
Total liabilities	40,016,493		53,741,692	18,107,699
Total stockholder’s equity (deficit)	11,252,333	13,957,299	(26,066,129)	(63,012)	$ 747,309
Total liabilities and stockholder’s equity	51,268,826		27,675,563	18,044,687
Total Revenue	4,235,781	2,323,730	9,710,334	7,297,146
Net Loss	$ 9,340,000	$ (613,926)	$ (21,098,465)	$ (3,681,389)
EPS	$ 0.13	$ (0.08)		$ (0.88)
Previously Reported [Member]
Accounts receivable				$ 236,651
Goodwill-Closing balance as of December 31, 2020				9,265,070
Earn-out liability-Closing balance as of December 31, 2020				2,631,418
Common stock issuable		$ 482,116		822,116
Additional paid-in-capital		25,810,147		11,377,123
Accumulated Deficit		(13,123,609)		(12,482,281)
Commission income		2,296,328		7,279,530
Accumulated Deficit-Closing balance as of December 31, 2019				(8,783,276)
Total assets				17,922,086
Total liabilities				17,807,699
Total stockholder’s equity (deficit)				114,387
Total liabilities and stockholder’s equity				17,922,086
Total Revenue		2,296,328		7,279,530
Net Loss		$ (641,328)		$ (3,699,005)
EPS		$ (0.09)		$ (0.88)
Revision of Prior Period, Adjustment [Member]
Accounts receivable				$ 625,946
Goodwill-Closing balance as of December 31, 2020				(503,345)
Earn-out liability-Closing balance as of December 31, 2020				300,000
Common stock issuable		$ (482,116)		(482,116)
Additional paid-in-capital		182,116		182,116
Accumulated Deficit		150,003		122,601
Commission income		27,402		17,616
Accumulated Deficit-Closing balance as of December 31, 2019				104,986
Total assets				122,601
Total liabilities				300,000
Total stockholder’s equity (deficit)				(177,399)
Total liabilities and stockholder’s equity				122,601
Total Revenue		27,402		17,616
Net Loss		$ 27,402		$ 17,616
EPS		$ (0.01)		$ 0.00